LOANS PAYABLE - Summary of Loans Payable - Parenthetical (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024
Debt Instrument [Line Items]
Original amount of Loans payable	$ 100,000	$ 100,000	$ 100,000
Interest rate of loans payable	1.00%	1.00%	1.00%
Additional borrowings	$ 0	$ 0	$ 0
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024
Debt Instrument [Line Items]
Original amount of Loans payable	$ 250,000	$ 250,000	$ 250,000
Interest rate of loans payable	1.00%	1.00%	1.00%
Additional borrowings	$ 0	$ 0	$ 0
Original borrowings of $20,000, bears interest at 1%, and is payable on demand
Debt Instrument [Line Items]
Original amount of Loans payable		$ 20,000	$ 20,000
Interest rate of loans payable		1.00%	1.00%
Original borrowings of $121,000, requires weekly payments of $5,822 until total payments of $139,728 have been made. The loan is personally guaranteed by the managing member and originally matured in March of 2020. Maturity date was extended to 2021 when loan was satisfied
Debt Instrument [Line Items]
Original amount of Loans payable		$ 121,000	$ 121,000
Additional borrowings		5,822	5,822
Total payments made		139,728	139,728
Original amounts due of $151,096, related to refunds remitted to customers by processor, increased by additional refunds, requires monthly payments of $1,500 until loan is paid in full. This loan fully matures after 2026
Debt Instrument [Line Items]
Original amount of Loans payable		151,096	151,096
Monthly payment of loans payable		1,500	1,500
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due
Debt Instrument [Line Items]
Original amount of Loans payable	195,000	195,000	195,000
Additional borrowings	10,000	10,000	10,000
Monthly payment of loans payable	$ 25,000	25,000	25,000
Original amounts due of $553,175, related to refunds remitted to customers by processor, requires payments of $504,004 in 2022 and balance of loan in 2023
Debt Instrument [Line Items]
Original amount of Loans payable		553,175	553,175
Additional borrowings		504,004	504,004
Related to refunds remitted to customers by processor, increased by additional refunds, requires monthly payments of $50,000 through August 31, 2023 at which time any remaining balance is due
Debt Instrument [Line Items]
Additional borrowings		$ 50,000	$ 50,000